OMB APPROVAL
OMB Number: 3235-0578
Expires: January 31, 2016
Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

ING Intermediate Bond Portfolio
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited)

ING INTERMEDIATE BOND PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 25.6%
		Consumer Discretionary: 2.0%
1,476,000		Brinker International, Inc., 2.600%, 05/15/18	$1,472,170	0.1
2,350,000		Cablevision Systems Corp., 8.625%, 09/15/17	2,708,375	0.1
1,505,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,527,575	0.1
1,500,000	#	COX Communications, Inc., 4.500%, 06/30/43	1,189,714	0.1
1,318,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	1,232,812	0.1
2,272,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,939,370	0.1
1,010,000		DISH DBS Corp., 4.250%, 04/01/18	1,016,312	0.0
1,633,000		Ford Motor Co., 8.125%, 01/15/20	2,037,509	0.1
1,992,000		Kohl’s Corp., 4.750%, 12/15/23	2,058,107	0.1
2,474,000		Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	2,098,464	0.1
3,275,000		Mediacom, LLC, 7.250%, 02/15/22	3,438,750	0.2
2,940,000		News America, Inc., 3.000%, 09/15/22	2,761,480	0.1
1,772,000	#	News America, Inc., 4.000%, 10/01/23	1,778,264	0.1
2,875,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	3,198,438	0.2
826,000		Time Warner, Inc., 6.500%, 11/15/36	921,897	0.0
2,306,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	2,559,660	0.1
4,285,000		Viacom, Inc., 4.250%, 09/01/23	4,272,136	0.2
2,370,000		Viacom, Inc., 4.375%, 03/15/43	1,924,881	0.1
2,517,000		WPP Finance 2010, 5.125%, 09/07/42	2,303,677	0.1
			40,439,591	2.0

		Consumer Staples: 0.5%
3,750,000		Constellation Brands, Inc., 7.250%, 05/15/17	4,312,500	0.2
2,835,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	2,710,969	0.1
2,728,000		Reynolds American, Inc., 4.850%, 09/15/23	2,840,126	0.1
1,826,000		Walgreen Co., 4.400%, 09/15/42	1,639,272	0.1
			11,502,867	0.5

		Energy: 3.0%
2,650,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	2,186,250	0.1
1,630,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	1,896,849	0.1
3,360,000		BP Capital Markets PLC, 2.750%, 05/10/23	3,076,557	0.1
3,100,000		Cenovus Energy, Inc., 3.800%, 09/15/23	3,072,705	0.1
1,225,000		Chesapeake Energy Corp., 6.625%, 08/15/20	1,323,000	0.1
1,005,000		Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	1,027,613	0.0
1,599,000		Enbridge Energy Partners, 4.200%, 09/15/21	1,624,186	0.1
2,932,000		Enbridge Energy Partners, 9.875%, 03/01/19	3,847,722	0.2
2,843,000		Enbridge, Inc., 4.000%, 10/01/23	2,842,190	0.1
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	3,509,875	0.2
1,958,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	2,014,232	0.1
3,770,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	4,827,775	0.2
1,730,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	1,536,141	0.1
2,202,000		FMC Technologies, Inc., 3.450%, 10/01/22	2,116,615	0.1
4,000,000	±, X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
1,600,000	#	GS Caltex Corp., 3.250%, 10/01/18	1,596,350	0.1
4,625,000		Marathon Petroleum Corp., 6.500%, 03/01/41	5,044,400	0.2
1,260,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,252,337	0.1
1,303,000		ONEOK Partners L.P., 3.375%, 10/01/22	1,203,134	0.1
4,471,000		Petrobras Global Finance BV, 4.375%, 05/20/23	4,136,426	0.2
2,894,000		Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	3,265,208	0.2
3,012,000		Transocean, Inc., 2.500%, 10/15/17	3,023,530	0.1
2,080,000		Transocean, Inc., 3.800%, 10/15/22	1,962,994	0.1
3,604,000		Weatherford International Ltd., 5.950%, 04/15/42	3,461,761	0.2
1,357,000		Weatherford International Ltd., 6.750%, 09/15/40	1,409,019	0.1
			61,256,869	3.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING INTERMEDIATE BOND PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: 11.6%
2,702,000		Abbey National Treasury Services PLC/London, 3.050%, 08/23/18	$2,748,753	0.1
7,036,400	L	Aegon NV, 2.922%, 07/29/49	5,531,490	0.3
1,638,000		American International Group, Inc., 3.375%, 08/15/20	1,641,735	0.1
1,802,000		American International Group, Inc., 5.850%, 01/16/18	2,053,334	0.1
2,943,000		American International Group, Inc., 8.175%, 05/15/58	3,459,496	0.2
2,142,000		American Tower Corp., 3.400%, 02/15/19	2,120,205	0.1
3,418,000		American Tower Corp., 4.500%, 01/15/18	3,614,084	0.2
2,040,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	1,887,900	0.1
3,301,000		Bank of America Corp., 3.300%, 01/11/23	3,099,649	0.2
2,804,000		Bank of America Corp., 4.100%, 07/24/23	2,793,373	0.1
2,844,000		Bank of America Corp., 5.200%, 12/29/49	2,502,720	0.1
1,696,000		Bank of America Corp., 8.000%, 12/29/49	1,852,866	0.1
3,915,000	L	Barclays Bank PLC, 7.625%, 11/21/22	3,890,531	0.2
2,667,000		BB&T Corp., 2.050%, 06/19/18	2,659,855	0.1
3,206,000		BBVA, 4.664%, 10/09/15	3,339,950	0.2
1,522,000		Berkshire Hathaway, Inc., 3.000%, 02/11/23	1,470,343	0.1
1,278,000		Berkshire Hathaway, Inc., 4.400%, 05/15/42	1,178,708	0.1
4,359,000		BioMed Realty L.P., 4.250%, 07/15/22	4,238,230	0.2
3,386,000		BNP Paribas SA, 2.700%, 08/20/18	3,429,388	0.2
1,829,000		Boston Properties L.P., 3.700%, 11/15/18	1,924,726	0.1
3,790,000		Citigroup, Inc., 1.700%, 07/25/16	3,810,671	0.2
2,728,000		Citigroup, Inc., 3.500%, 05/15/23	2,467,722	0.1
2,020,000		Citigroup, Inc., 4.450%, 01/10/17	2,189,193	0.1
2,872,000		Citigroup, Inc., 5.500%, 09/13/25	2,961,583	0.1
3,000,000	L	Citigroup, Inc., 5.900%, 12/29/49	2,831,451	0.1
1,922,000		Citigroup, Inc., 5.950%, 12/29/49	1,794,667	0.1
3,491,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	4,567,764	0.2
6,170,000	#	Credit Suisse AG, 6.500%, 08/08/23	6,256,146	0.3
5,506,000		Deutsche Bank AG, 4.296%, 05/24/28	4,984,433	0.2
1,010,000		Discover Financial Services, 6.450%, 06/12/17	1,148,669	0.1
4,065,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	3,979,452	0.2
1,980,000		Discover Bank/Greenwood DE, 4.200%, 08/08/23	1,978,836	0.1
1,325,000		ERP Operating L.P., 3.000%, 04/15/23	1,221,137	0.1
3,504,000		Equity One, Inc., 3.750%, 11/15/22	3,312,433	0.2
2,239,000		Fifth Third Bancorp, 5.100%, 12/31/49	1,953,528	0.1
1,040,000		Ford Motor Co., 3.000%, 06/12/17	1,070,082	0.1
1,653,000		General Electric Capital Corp., 3.150%, 09/07/22	1,566,632	0.1
1,035,000		General Electric Capital Corp., 3.350%, 10/17/16	1,097,989	0.1
3,400,000		General Electric Capital Corp., 5.250%, 06/29/49	3,160,300	0.2
1,358,000		General Electric Capital Corp., 5.300%, 02/11/21	1,479,689	0.1
1,800,000		General Electric Capital Corp., 6.250%, 12/15/49	1,825,375	0.1
2,700,000		General Electric Capital Corp., 7.125%, 12/15/49	2,947,593	0.1
2,076,000	L	Genworth Financial, Inc., 7.625%, 09/24/21	2,458,241	0.1
3,640,000		Goldman Sachs Group, Inc./The, 2.900%, 07/19/18	3,674,125	0.2
2,456,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	2,441,546	0.1
2,580,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,473,000	0.1
1,955,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	2,046,232	0.1
1,296,000		Hartford Financial Services Group, Inc., 5.125%, 04/15/22	1,421,442	0.1
1,285,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	1,542,984	0.1
1,847,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	2,103,271	0.1
2,489,000	#	HBOS PLC, 6.750%, 05/21/18	2,778,747	0.1
2,534,000		HSBC Finance Corp., 6.676%, 01/15/21	2,898,896	0.1
5,295,000		Huntington Bancshares, Inc., 2.600%, 08/02/18	5,304,430	0.3
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,858,033	0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING INTERMEDIATE BOND PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
1,554,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	$1,552,867	0.1
2,222,000		JPMorgan Chase & Co., 3.375%, 05/01/23	2,019,967	0.1
2,700,000		JPMorgan Chase & Co., 5.150%, 05/29/49	2,376,000	0.1
2,910,000		JPMorgan Chase & Co., 6.000%, 12/29/49	2,742,675	0.1
2,371,000		Kilroy Realty L.P., 3.800%, 01/15/23	2,231,128	0.1
2,229,000		Kimco Realty Corp., 3.125%, 06/01/23	2,050,798	0.1
2,222,000		Lincoln National Corp., 4.000%, 09/01/23	2,217,052	0.1
4,676,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	5,154,196	0.3
3,466,000		MetLife, Inc., 4.368%, 09/15/23	3,632,316	0.2
2,494,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	2,452,270	0.1
2,633,000		Morgan Stanley, 2.125%, 04/25/18	2,569,553	0.1
4,717,000		Morgan Stanley, 4.100%, 05/22/23	4,410,088	0.2
1,974,000		Morgan Stanley, 4.750%, 03/22/17	2,133,628	0.1
1,380,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	1,404,150	0.1
3,228,000		Murray Street Investment Trust I, 4.647%, 03/09/17	3,445,919	0.2
3,450,000		PNC Bank NA, 3.800%, 07/25/23	3,384,205	0.2
2,032,000		ProLogis L.P., 4.250%, 08/15/23	2,025,949	0.1
1,051,000		Prudential Financial, Inc., 5.200%, 03/15/44	958,512	0.0
1,926,000		Prudential Financial, Inc., 5.625%, 06/15/43	1,823,691	0.1
2,294,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	2,243,727	0.1
994,000		Regions Bank/Birmingham AL, 6.450%, 06/26/37	1,042,996	0.0
3,452,000		Regions Financial Corp., 2.000%, 05/15/18	3,355,089	0.2
3,012,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	3,046,105	0.1
3,002,000		Royal Bank of Scotland Group PLC, 6.100%, 06/10/23	3,035,187	0.1
2,268,000		Santander Holdings USA, Inc./PA, 3.450%, 08/27/18	2,319,366	0.1
2,390,000	#	Simon Property Group L.P., 1.500%, 02/01/18	2,332,917	0.1
1,788,000		SLM Corp., 4.625%, 09/25/17	1,814,820	0.1
2,079,000		SLM Corp., 5.500%, 01/15/19	2,061,530	0.1
1,460,000		SLM Corp., 6.000%, 01/25/17	1,554,900	0.1
3,233,000	#	Standard Chartered PLC, 3.950%, 01/11/23	3,048,186	0.1
4,033,000	#	Standard Chartered PLC, 5.200%, 01/26/24	4,061,812	0.2
3,290,000		State Street Corp., 3.100%, 05/15/23	3,076,301	0.1
2,381,000		UBS AG/Stamford CT, 7.625%, 08/17/22	2,637,591	0.1
1,740,000		Wells Fargo & Co., 3.450%, 02/13/23	1,632,478	0.1
2,729,000		Weyerhaeuser Co., 4.625%, 09/15/23	2,787,556	0.1
			235,679,153	11.6

		Health Care: 1.3%
1,354,000		Aetna, Inc., 1.500%, 11/15/17	1,331,070	0.1
1,619,000		Amgen, Inc., 3.875%, 11/15/21	1,644,075	0.1
1,156,000		Amgen, Inc., 5.150%, 11/15/41	1,126,132	0.1
2,171,000		Celgene Corp., 3.250%, 08/15/22	2,063,377	0.1
2,150,000		Express Scripts Holding Co., 2.650%, 02/15/17	2,218,695	0.1
2,299,000		Hospira, Inc., 5.200%, 08/12/20	2,343,074	0.1
982,000		Hospira, Inc., 5.800%, 08/12/23	1,001,357	0.0
2,251,000		Humana, Inc., 3.150%, 12/01/22	2,099,319	0.1
887,000		Medtronic, Inc., 2.750%, 04/01/23	835,248	0.0
2,644,000		St Jude Medical, Inc., 4.750%, 04/15/43	2,519,809	0.1
2,890,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	3,092,300	0.1
1,998,000		Ventas Realty L.P., 5.700%, 09/30/43	2,027,245	0.1
1,544,000		WellPoint, Inc., 4.625%, 05/15/42	1,417,230	0.1
2,513,000	#	Zoetis, Inc., 1.875%, 02/01/18	2,490,752	0.1
1,257,000	#	Zoetis, Inc., 4.700%, 02/01/43	1,175,786	0.1
			27,385,469	1.3

		Industrials: 0.6%
675,000		Case New Holland, Inc., 7.875%, 12/01/17	788,063	0.0
2,026,000	#	ERAC USA Finance LLC, 2.800%, 11/01/18	2,043,259	0.1
1,146,000		Ford Motor Co., 4.750%, 01/15/43	1,026,450	0.1
2,052,000	#	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	2,042,739	0.1
4,501,000		MDC Holdings, Inc., 6.000%, 01/15/43	3,916,109	0.2
2,106,000	#	Turlock Corp., 2.750%, 11/02/22	1,967,299	0.1
			11,783,919	0.6

		Information Technology: 1.4%
1,363,000		Apple, Inc., 2.400%, 05/03/23	1,236,925	0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING INTERMEDIATE BOND PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Information Technology: (continued)
1,157,000		Apple, Inc., 3.850%, 05/04/43	$973,334	0.0
3,465,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	3,759,525	0.2
2,273,000		eBay, Inc., 4.000%, 07/15/42	1,928,631	0.1
3,057,000		EMC Corp./MA, 1.875%, 06/01/18	3,049,547	0.1
2,077,000		EMC Corp./MA, 3.375%, 06/01/23	2,034,636	0.1
4,824,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	4,349,782	0.2
1,474,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,490,053	0.1
1,998,000		Hewlett-Packard Co., 5.400%, 03/01/17	2,197,299	0.1
2,304,000		Jabil Circuit, Inc., 7.750%, 07/15/16	2,620,800	0.1
1,283,000		Motorola Solutions, Inc., 3.750%, 05/15/22	1,227,522	0.1
3,064,000		Oracle Corp., 3.625%, 07/15/23	3,063,436	0.2
352,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	399,520	0.0
			28,331,010	1.4

		Materials: 1.7%
3,086,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	3,033,760	0.1
1,864,000		Barrick Gold Corp., 2.500%, 05/01/18	1,779,684	0.1
2,612,000		Barrick Gold Corp., 4.100%, 05/01/23	2,305,503	0.1
4,251,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	4,345,857	0.2
2,116,000		Cabot Corp., 3.700%, 07/15/22	2,063,644	0.1
3,243,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	3,138,095	0.2
2,443,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	2,387,385	0.1
2,265,000		Goldcorp, Inc., 3.700%, 03/15/23	2,071,497	0.1
2,422,000		LYB International Finance BV, 4.000%, 07/15/23	2,407,003	0.1
1,470,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	1,450,048	0.1
2,429,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	2,398,402	0.1
1,445,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,643,687	0.1
4,055,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	3,797,041	0.2
1,444,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	1,447,100	0.1
			34,268,706	1.7

		Telecommunication Services: 1.5%
1,993,000		AT&T, Inc., 5.350%, 09/01/40	1,940,821	0.1
2,002,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	1,976,000	0.1
1,300,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,394,250	0.1
1,375,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,491,875	0.1
1,377,000		Motorola Solutions, Inc., 3.500%, 03/01/23	1,288,697	0.1
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,596,750	0.1
1,200,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	1,185,518	0.1
2,907,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	3,019,103	0.1
7,640,000		Verizon Communications, Inc., 5.150%, 09/15/23	8,207,981	0.4
3,532,000		Verizon Communications, Inc., 6.550%, 09/15/43	4,000,824	0.2
1,124,000		Vodafone Group PLC, 2.950%, 02/19/23	1,035,196	0.0
1,988,000		Vodafone Group PLC, 4.375%, 02/19/43	1,734,780	0.1
			29,871,795	1.5

		Utilities: 2.0%
2,770,000		AES Corp., 8.000%, 10/15/17	3,199,350	0.2
2,816,000		Ameren Corp., 8.875%, 05/15/14	2,951,610	0.1
1,500,000		American Electric Power Co., Inc., 1.650%, 12/15/17	1,475,378	0.1
1,184,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	995,215	0.1
3,230,000		Duke Energy Corp., 2.100%, 06/15/18	3,225,681	0.2
1,992,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	2,240,392	0.1
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	2,531,867	0.1
2,003,000		FirstEnergy Corp., 2.750%, 03/15/18	1,950,461	0.1
1,765,000		FirstEnergy Corp., 4.250%, 03/15/23	1,617,877	0.1
1,394,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	1,427,561	0.1
131,737	#	Juniper Generation, LLC, 6.790%, 12/31/14	126,321	0.0
2,379,000		Metropolitan Edison, 7.700%, 01/15/19	2,901,918	0.1
2,398,000		Nevada Power Co., 7.125%, 03/15/19	2,979,141	0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING INTERMEDIATE BOND PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
2,236,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	$2,127,997	0.1
1,698,000		Nisource Finance Corp., 5.950%, 06/15/41	1,805,531	0.1
43,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	44,499	0.0
1,820,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	2,183,274	0.1
2,237,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	2,089,754	0.1
2,328,000		Southwestern Electric Power, 5.550%, 01/15/17	2,557,359	0.1
2,013,000		TransAlta Corp., 4.500%, 11/15/22	1,921,922	0.1
			40,353,108	2.0

		Total Corporate Bonds/Notes (Cost $522,590,855)	520,872,487	25 .6

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.1%
3,315,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	3,466,114	0.2
2,700,000	#	Arkle Master Issuer PLC, 1.963%, 05/17/60	2,752,321	0.1
226,616		Banc of America Funding Corp., 5.750%, 11/25/35	225,773	0.0
1,900,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.358%, 09/10/47	1,874,371	0.1
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.358%, 09/10/47	3,244,132	0.2
2,550,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.358%, 09/10/47	2,689,263	0.1
1,520,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.460%, 03/11/41	1,549,365	0.1
1,849,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.460%, 03/11/41	1,835,068	0.1
1,590,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.516%, 07/10/43	1,658,929	0.1
24,326	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.850%, 11/15/31	24,309	0.0
8,485,819		BCAP LLC Trust 2007-AA2, 0.389%, 05/25/47	5,572,968	0.3
654,422		Bear Stearns Alternative-A Trust, 0.819%, 07/25/34	632,086	0.0
3,276,715		Bear Stearns ARM Trust 2006-2, 2.703%, 07/25/36	2,652,818	0.1
4,170,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.874%, 06/11/41	4,249,124	0.2
1,080,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	1,083,185	0.1
2,340,000	#	Bear Stearns Commercial Mortgage Securities, 5.764%, 04/12/38	2,506,248	0.1
1,548,171		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	1,507,631	0.1
900,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.605%, 04/15/40	909,679	0.1
14,452,630	#, ˆ	Citigroup Commercial Mortgage Trust, 2.408%, 09/10/45	1,727,189	0.1
5,501,894	#	Citigroup Mortgage Loan Trust 2010-7, 6.433%, 12/25/35	5,380,641	0.3
3,779,809		Citigroup Mortgage Loan Trust, Inc., 2.890%, 09/25/37	3,073,276	0.2
54,306,000	#, ˆ	Commercial Mortgage Trust, 0.751%, 10/15/45	2,624,283	0.1
52,295,000	ˆ	Commercial Mortgage Trust, 1.477%, 08/10/46	4,464,016	0.2
17,005,058	ˆ	Commercial Mortgage Trust, 1.949%, 01/10/46	1,701,125	0.1
15,183,093	ˆ	Commercial Mortgage Trust, 2.080%, 12/10/45	1,670,875	0.1
9,284,853	ˆ	Commercial Mortgage Trust, 2.112%, 08/15/45	1,065,210	0.1
21,574,051	ˆ	Commercial Mortgage Trust, 2.417%, 05/15/45	2,672,824	0.1
2,080,000	#	Commercial Mortgage Trust, 5.234%, 01/05/36	2,068,232	0.1
2,280,000		Commercial Mortgage Trust, 5.393%, 07/15/44	2,350,056	0.1
66,920		Commercial Mortgage Trust, 5.811%, 12/10/49	66,915	0.0
2,450,000		Commercial Mortgage Trust, 5.993%, 12/10/49	2,209,574	0.1
2,550,000		Commercial Mortgage Trust, 6.323%, 11/15/44	2,611,423	0.1
5,532,787		Countrywide Alternative Loan Trust, 0.299%, 06/25/36	3,896,415	0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING INTERMEDIATE BOND PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,285,142		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	$3,951,698	0.2
1,500,694		Countrywide Home Loan Mortgage Pass-Through Trust, 0.499%, 04/25/35	303,186	0.0
2,600,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	2,621,633	0.1
570,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	571,251	0.0
1,610,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.760%, 04/12/49	1,643,722	0.1
842,716		Credit Suisse First Boston Mortgage Securities Corp., 7.525%, 08/15/36	842,413	0.0
6,375,261		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.299%, 08/25/36	4,367,826	0.2
8,630,113		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.369%, 10/25/36	4,590,607	0.2
3,595,141		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	2,936,856	0.1
3,630,030		First Horizon Alternative Mortgage Securities, 0.479%, 12/25/36	2,222,802	0.1
2,553,281		First Horizon Alternative Mortgage Securities, 6.000%, 02/25/37	2,085,765	0.1
3,630,030	ˆ	First Horizon Alternative Mortgage Securities, 6.521%, 12/25/36	834,271	0.0
1,176,200		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	1,033,291	0.1
4,500,000	#	Fosse Master PLC, 1.663%, 10/18/54	4,564,485	0.2
4,326,142		Freddie Mac, 5.000%, 02/15/35	4,703,270	0.2
6,831,100		Freddie Mac, 5.500%, 07/15/37	7,455,186	0.4
1,280,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	1,257,549	0.1
3,500,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Trust, 5.945%, 04/10/40	3,511,188	0.2
1,291,419	#	Gracechurch Mortgage Financing PLC, 1.814%, 11/20/56	1,309,855	0.1
2,840,000	#	Greenwich Capital Commercial Funding Corp., 5.911%, 01/05/36	2,846,729	0.1
14,345,537	#, ˆ	GS Mortgage Securities Corp. II, 1.899%, 08/10/44	1,065,883	0.1
16,968,506	ˆ	GS Mortgage Securities Corp. II, 2.557%, 11/10/45	2,328,094	0.1
17,704,551	ˆ	GS Mortgage Securities Corp. II, 2.787%, 05/10/45	2,375,965	0.1
1,504,000		GS Mortgage Securities Corp. II, 5.938%, 08/10/38	1,492,913	0.1
2,450,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	2,400,463	0.1
376,496		GSR Mortgage Loan Trust, 6.000%, 01/25/37	346,663	0.0
3,184,893	#	Holmes Master Issuer PLC, 1.818%, 10/21/54	3,219,064	0.2
466,017		Homebanc Mortgage Trust, 1.039%, 08/25/29	429,979	0.0
1,678,765		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	1,433,123	0.1
3,020,000	#	JP Morgan Chase Com Mort Sec Corp. Ps Thr Certs Ser 2003-LN1, 5.821%, 10/15/37	2,883,686	0.1
1,060,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.506%, 05/15/41	965,166	0.1
15,180,000	#, ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	419,938	0.0
77,785,847	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.809%, 01/15/46	2,341,805	0.1
9,970,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.962%, 04/15/30	9,877,837	0.5
21,265,134	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 2.096%, 12/15/47	2,314,982	0.1
2,410,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 6.120%, 08/12/40	2,400,723	0.1
2,671,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 6.063%, 01/15/38	2,692,380	0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING INTERMEDIATE BOND PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
359,601		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	$363,052	0.0
483,378	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	484,382	0.0
500,000	#	Lanark Master Issuer PLC, 1.662%, 12/22/54	508,884	0.0
1,710,000		LB-UBS Commercial Mortgage Trust 2000-C4, 8.150%, 07/15/32	1,794,165	0.1
3,560,000	#	LB-UBS Commercial Mortgage Trust 2002-C4, 5.914%, 10/15/35	3,634,205	0.2
35,721,092	#, ˆ	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	983,720	0.1
3,320,000		LB-UBS Commercial Mortgage Trust 2005-C2, 5.205%, 04/15/30	3,447,413	0.2
1,510,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	1,492,826	0.1
2,175,000		LB-UBS Commercial Mortgage Trust 2006-C4, 6.075%, 06/15/38	2,029,974	0.1
35,231,127	#, ˆ	LB-UBS Commercial Mortgage Trust, 0.334%, 11/15/38	613,476	0.0
150,062,784	#, ˆ	LB-UBS Commercial Mortgage Trust, 0.848%, 11/15/38	2,918,106	0.1
4,110,000		LB-UBS Commercial Mortgage Trust, 4.983%, 07/15/40	4,023,904	0.2
3,560,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	3,748,449	0.2
2,290,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	2,303,509	0.1
1,310,000	#	LB-UBS Commercial Mortgage Trust, 5.412%, 02/15/40	1,203,161	0.1
2,000,000	#	LB-UBS Commercial Mortgage Trust, 5.416%, 10/15/36	2,041,033	0.1
2,120,000	#	LB-UBS Commercial Mortgage Trust, 5.716%, 10/15/36	1,740,558	0.1
2,920,000		LB-UBS Commercial Mortgage Trust, 6.075%, 06/15/38	3,024,317	0.2
4,210,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	4,394,516	0.2
4,450,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	4,682,582	0.2
4,040,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	3,839,741	0.2
19,871,364	#, ˆ	UBS-Barclays Commercial Mortgage Trust, 1.961%, 05/10/63	1,864,463	0.1
897,519		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	897,084	0.0
3,255,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	3,525,225	0.2
54,028,788	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.894%, 02/15/46	5,688,961	0.3
22,702,352	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 1.656%, 12/15/48	1,763,737	0.1
38,712,684	#, ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 2.050%, 08/15/45	3,853,573	0.2
13,518,204	#, ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 2.333%, 11/15/45	1,524,871	0.1
846,250	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	842,871	0.0
800,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	802,404	0.0
2,450,000		Morgan Stanley Capital I Trust 2004-HQ4, 5.150%, 04/14/40	2,449,369	0.1
4,110,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	3,769,616	0.2
2,160,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	1,861,844	0.1
2,010,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.459%, 01/11/43	1,946,354	0.1
3,240,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.459%, 01/11/43	3,286,993	0.2
1,954,000		Morgan Stanley Capital I, Inc., 5.520%, 06/15/38	1,989,151	0.1
718,400	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	737,033	0.0
2,540,000		Morgan Stanley Capital I, 5.073%, 08/13/42	2,668,568	0.1
2,580,000		Morgan Stanley Capital I, 5.172%, 08/13/42	2,614,902	0.1
2,690,000		Morgan Stanley Capital I, 5.202%, 08/13/42	2,672,660	0.1
3,428,000		Morgan Stanley Capital I, 5.302%, 01/14/42	3,566,975	0.2
3,330,000		Morgan Stanley Capital I, 5.336%, 01/14/42	3,447,026	0.2
2,670,000		Morgan Stanley Capital I, 5.300%, 06/15/40	2,741,795	0.1
2,585,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	2,480,101	0.1
2,575,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	2,636,585	0.1
338,458	#	Morgan Stanley Capital I, 7.350%, 07/15/32	354,950	0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING INTERMEDIATE BOND PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,490,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 5.980%, 09/15/37	$3,685,299	0.2
1,160,000	#	Morgan Stanley Dean Witter Capital I, 7.644%, 07/15/33	1,164,532	0.1
2,890,000	#	Nationslink Funding Corp. 1999-ltl-1, 6.450%, 01/22/26	3,113,298	0.2
4,370,000	#	N-Star Real Estate CDO Ltd., 2.029%, 07/25/29	4,374,097	0.2
1,845,578		Prime Mortgage Trust 2007-1, 5.500%, 03/25/37	1,615,897	0.1
2,186,636		RALI Trust, 6.000%, 09/25/35	2,083,587	0.1
49,465,232	#, ˆ	RBSCF Trust, 1.105%, 04/15/24	535,248	0.0
4,000,000	#	Silverstone Master Issuer PLC, 1.816%, 01/21/55	4,073,136	0.2
2,848,000	#	Springleaf Mortgage Loan Trust, 3.790%, 06/25/58	2,713,236	0.1
4,110,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	4,046,400	0.2
2,400,000	#	Springleaf Mortgage Loan Trust, 4.440%, 06/25/58	2,208,854	0.1
828,344		Structured Asset Mortgage Investments, Inc., 0.661%, 04/19/35	803,213	0.0
2,064,975		WaMu Mortgage Pass Through Certificates, 3.201%, 10/25/36	1,638,766	0.1
1,787,657		Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	1,917,864	0.1
3,122,691		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	2,780,719	0.1
27,905,748	#, ˆ	Wells Fargo Mortgage Backed Securities Trust, 1.751%, 06/15/45	2,764,480	0.1
17,658,368	#, ˆ	Wells Fargo Mortgage Backed Securities Trust, 2.400%, 08/15/45	2,139,800	0.1
1,370,158		Wells Fargo Mortgage Backed Securities Trust, 5.067%, 05/25/35	1,381,272	0.1
1,643,980		Wells Fargo Mortgage Backed Securities Trust, 5.595%, 04/25/36	1,589,119	0.1
896,926		Wells Fargo Mortgage-Backed Securities Trust, 5.000%, 12/25/33	902,119	0.1
3,397,979	#	Wells Fargo Mortgage-Backed Securities Trust, 5.238%, 06/26/35	3,215,372	0.2

		Total Collateralized Mortgage Obligations (Cost $320,365,599)	326,663,077	16.1

U.S. TREASURY OBLIGATIONS: 12.6%
		U.S. Treasury Bonds: 3.3%
78,683,000		2.875%, due 05/15/43	66,782,196	3.3
			66,782,196	3.3

		U.S. Treasury Notes: 9.3%
51,993,000		0.250%, due 09/30/15	51,921,925	2.5
65,218,000		0.875%, due 09/15/16	65,714,765	3.2
35,842,000		1.375%, due 09/30/18	35,826,588	1.8
20,248,000		2.000%, due 09/30/20	20,233,766	1.0
17,045,000		2.500%, due 08/15/23	16,881,215	0.8
			190,578,259	9.3

		Total U.S. Treasury Obligations (Cost $255,306,670)	257,360,455	12.6

ASSET-BACKED SECURITIES: 9.7%
		Automobile Asset-Backed Securities: 0.7%
2,500,000	#	Motor PLC, 1.286%, 02/25/20	2,502,035	0.1
3,040,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	3,109,042	0.2
1,000,000		SMART Trust/Australia, 1.180%, 02/14/19	985,900	0.0
3,300,000		SMART Trust, 1.050%, 10/14/18	3,286,374	0.2
4,250,000	#	SMART Trust, 1.590%, 10/14/16	4,287,372	0.2
			14,170,723	0.7

		Credit Card Asset-Backed Securities: 0.8%
4,200,000	#	Cards II Trust, 0.632%, 09/15/17	4,209,517	0.2
5,400,000	#	Gracechurch Card Funding PLC, 0.882%, 02/15/17	5,426,724	0.3
7,000,000	#	Penarth Master Issuer PLC, 0.749%, 03/18/14	7,015,162	0.3
			16,651,403	0.8

		Home Equity Asset-Backed Securities: 0.4%
7,718,484		GSAA Trust, 0.239%, 10/25/36	3,946,445	0.2
6,945,407		GSAA Trust, 0.269%, 12/25/36	3,461,001	0.2
959,236		Specialty Underwriting & Residential Finance, 0.379%, 12/25/36	947,030	0.0
			8,354,476	0.4

		Other Asset-Backed Securities: 7.8%
1,112,861	#	Aimco CDO, 0.516%, 10/20/19	1,089,857	0.1
1,000,000	#	Apidos CDO I Ltd., 1.014%, 07/27/17	990,835	0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING INTERMEDIATE BOND PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

		Other Asset-Backed Securities: (continued)
3,060,000	#	Apidos CDO II, 1.064%, 12/21/18	$2,948,227	0.1
2,200,000	#	Ares VIR CLO Ltd., 2.156%, 03/12/18	2,169,284	0.1
4,985,725	#	Ares VR CLO Ltd., 2.162%, 02/24/18	4,926,145	0.2
3,372,649	#	Ares X CLO Ltd., 2.252%, 09/18/17	3,377,705	0.2
4,315,000	#	Ares XII CLO Ltd., 2.262%, 11/25/20	4,255,781	0.2
469,452	#	Atrium CDO Corp., 0.592%, 10/27/16	467,839	0.0
1,750,000		Atrium CDO Corp., 0.842%, 10/27/16	1,731,614	0.1
1,525,000	#	Atrium III, 2.262%, 10/27/16	1,488,748	0.1
1,250,000	#	Atrium IV, 2.108%, 06/08/19	1,228,432	0.1
1,900,000	#	Ballyrock CLO 2006-1 Ltd., 1.762%, 08/28/19	1,857,866	0.1
2,283,455	#	Ballyrock CLO III Ltd., 0.996%, 07/25/17	2,266,096	0.1
702,398		Bear Stearns Asset-Backed Securities, Inc., 0.579%, 07/25/36	133,682	0.0
1,549,061	#	Black Diamond CLO 2005-1 Delaware Corp., 0.673%, 06/20/17	1,471,905	0.1
4,250,000	#	Callidus Debt Partners CLO Fund VII Ltd., 2.516%, 01/21/21	4,239,001	0.2
2,692,044	#	Castle Garden Funding, 0.520%, 10/27/20	2,667,191	0.1
3,500,000	#	Castle Garden Funding, 1.010%, 10/27/20	3,442,327	0.2
1,000,000	#	Castle Garden Funding, 5.010%, 10/27/20	1,001,234	0.1
1,700,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,839,162	0.1
218,995		Chase Funding Trust Series 2003-5, 0.779%, 07/25/33	202,869	0.0
4,500,000	#	CIFC Funding 2006-I Ltd., 0.666%, 10/20/20	4,284,040	0.2
5,453,902		Countrywide Asset-Backed Certificates, 5.530%, 04/25/47	5,079,857	0.3
1,278,732		Credit-Based Asset Servicing and Securitization, LLC, 4.498%, 08/25/35	1,300,141	0.1
1,362,085	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	1,380,572	0.1
2,425,000	#	Denali Capital CLO V Ltd., 0.965%, 09/08/19	2,410,986	0.1
700,000	#	Dryden VIII Leveraged Loan CDO 2005, 0.982%, 05/22/17	695,199	0.0
4,800,000	#	Dryden VIII Leveraged Loan CDO 2005, 2.012%, 05/22/17	4,667,179	0.2
4,250,000	#	Eaton Vance CDO IX Ltd., 0.916%, 04/20/19	4,021,324	0.2
1,618,029	#	Emporia Preferred Funding I Corp., 0.819%, 10/12/18	1,616,263	0.1
2,836,135	#	Emporia Preferred Funding II Corp., 0.546%, 10/18/18	2,821,572	0.1
2,575,000	#	Fraser Sullivan CLO II Ltd., 0.653%, 12/20/20	2,447,777	0.1
1,000,000	#	Fraser Sullivan CLO II Ltd., 0.973%, 12/20/20	961,470	0.0
329,653	#	Gulf Stream — Compass CLO 2005-I Ltd., 0.684%, 05/15/17	329,393	0.0
1,032,000	#	Gulf Stream — Compass CLO 2005-I Ltd., 1.014%, 05/15/17	1,029,073	0.1
6,100,000	#	Gulf Stream — Compass CLO 2005-I Ltd., 2.164%, 05/15/17	5,995,007	0.3
3,000,000	#	Gulf Stream — Compass CLO 2005-II Ltd., 1.065%, 01/24/20	2,939,595	0.1
3,475,000	#	Gulf Stream — Compass CLO 2007-I Ltd., 2.264%, 10/28/19	3,414,087	0.2
4,100,000	#	Gulf Stream — Sextant CLO 2006-1 Ltd., 0.603%, 08/21/20	4,037,372	0.2
2,850,000	#	Gulf Stream — Sextant CLO 2006-1 Ltd., 0.963%, 08/21/20	2,716,344	0.1
5,745,000	#	Gulf Stream — Sextant CLO 2006-1 Ltd., 1.863%, 08/21/20	5,529,574	0.3
6,500,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.963%, 05/21/18	6,431,652	0.3
2,225,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 0.715%, 08/07/21	2,150,345	0.1
1,855,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 2.565%, 08/07/21	1,796,172	0.1
1,250,000	#	Hewett’s Island CDO Ltd., 1.216%, 08/09/17	1,243,869	0.1
1,600,000	#	Hewett’s Island Clo IV Ltd., 1.916%, 05/09/18	1,567,946	0.1
9,750,000	#	Jefferies Loan Trust 2013-A Class A, 3.698%, 11/02/14	9,750,000	0.5
3,500,000	#	Landmark VI CDO Ltd, 0.768%, 01/14/18	3,381,931	0.2
891,952		Lehman XS Trust, 0.459%, 08/25/35	844,887	0.0
2,658,873	#	Lightpoint CLO Ltd., 0.514%, 09/15/17	2,617,993	0.1
3,740,000	#	Madison Park Funding I Ltd., 2.165%, 05/10/19	3,739,016	0.2
2,740,000		Madison Park Funding I Ltd., 5.015%, 05/10/19	2,742,219	0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING INTERMEDIATE BOND PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

		Other Asset-Backed Securities: (continued)
2,800,000	#	Marathon CLO I Ltd, 2.164%, 07/26/19	$2,804,295	0.1
1,926,347	#	Mesa West Capital CDO Ltd., 0.439%, 02/25/47	1,847,367	0.1
1,250,000	#	Morgan Stanley Investment Management Croton Ltd, 0.718%, 01/15/18	1,218,795	0.1
1,500,000	#	Oak Hill Credit Partners IV Ltd, 1.963%, 05/17/21	1,467,977	0.1
900,000	#	Stanfield Arnage CLO Ltd., 2.462%, 08/27/21	882,787	0.0
2,100,000	#	Stanfield Bristol CLO Ltd, 0.714%, 10/15/19	2,068,036	0.1
2,600,000	#	Stanfield Veyron CLO Ltd., 0.668%, 07/15/18	2,512,034	0.1
3,900,000	#	Stanfield Veyron CLO Ltd., 0.948%, 07/15/18	3,756,024	0.2
2,875,000	#	WhiteHorse III Ltd./Corp, 1.015%, 05/01/18	2,844,042	0.1
			157,140,012	7.8

		Total Asset-Backed Securities (Cost $195,730,403)	196,316,614	9.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 23.5%
		Federal Home Loan Mortgage Corporation: 7.8%##
12,639		2.375%, due 11/01/35	13,485	0.0
3,924,405		3.000%, due 02/01/27	4,061,275	0.2
7,269,642		3.000%, due 02/01/27	7,522,573	0.4
1,388,545		3.282%, due 03/15/38	1,417,888	0.1
5,000,000	ˆ	4.000%, due 11/15/38	1,371,271	0.1
5,062,000	W	4.000%, due 06/15/40	5,273,971	0.3
2,209,974		4.000%, due 03/15/41	2,236,818	0.1
6,713,910		4.000%, due 10/01/41	7,033,163	0.3
754,003		4.000%, due 11/01/41	789,966	0.0
1,450,088		4.000%, due 11/01/41	1,519,344	0.1
7,725,932		4.000%, due 12/01/41	8,094,780	0.4
2,563,628		4.500%, due 08/01/41	2,737,638	0.1
2,338,703		4.500%, due 08/01/41	2,495,868	0.1
3,646,490		4.500%, due 08/01/41	3,887,622	0.2
3,666,561		4.500%, due 09/01/41	3,916,050	0.2
926,258		4.500%, due 09/01/41	988,320	0.0
5,177,495		4.500%, due 10/01/41	5,520,559	0.3
4,269,158		4.500%, due 01/15/42	4,471,448	0.2
1,383,411	ˆ	4.880%, due 03/15/33	1,475,399	0.1
409,620		5.000%, due 08/15/16	413,878	0.0
1,384,113		5.000%, due 12/15/17	1,462,572	0.1
180,859		5.000%, due 05/01/28	195,632	0.0
719,038		5.000%, due 02/15/35	748,990	0.0
5,057,452		5.000%, due 02/15/35	5,561,648	0.3
4,559,408	ˆ	5.000%, due 02/15/40	912,361	0.0
1,807,852		5.000%, due 01/01/41	1,961,366	0.1
2,532,648		5.500%, due 11/15/22	2,737,557	0.1
1,400,064		5.500%, due 12/15/32	1,551,680	0.1
956,251		5.500%, due 02/15/33	1,063,319	0.0
2,143,249		5.500%, due 09/15/34	2,355,239	0.1
16,263,302		5.500%, due 02/15/36	17,850,487	0.9
6,376,052		5.500%, due 08/15/36	7,064,398	0.3
2,195,905		5.500%, due 05/15/37	2,408,684	0.1
6,529,540		5.500%, due 06/15/37	7,172,903	0.4
14,558		5.671%, due 03/01/36	15,322	0.0
6,282,742	ˆ	5.818%, due 05/15/36	853,133	0.0
7,719,950	ˆ	5.868%, due 07/15/40	1,241,565	0.1
993,079		6.000%, due 01/15/29	1,101,438	0.1
1,035,357		6.000%, due 01/15/29	1,160,528	0.1
23,893		6.000%, due 02/01/29	26,092	0.0
1,307,267		6.000%, due 07/15/32	1,469,021	0.1
1,371,535	ˆ	6.000%, due 04/15/33	263,513	0.0
1,384,984		6.000%, due 03/01/37	1,509,205	0.1
132,908		6.000%, due 08/01/37	144,894	0.0
14,619,716		6.000%, due 10/15/37	16,180,313	0.8
94,630		6.000%, due 11/01/37	103,164	0.0
5,558,299	ˆ	6.303%, due 06/15/36	852,495	0.0
16,166,031	ˆ	6.368%, due 05/15/41	3,483,592	0.2
6,091,628	ˆ	6.418%, due 09/15/33	955,326	0.0
4,277,871		6.500%, due 09/01/34	4,850,076	0.2
22,887,149	ˆ	6.509%, due 11/15/25	3,719,466	0.2
986,444		7.000%, due 09/01/26	1,106,501	0.1
61,211		7.000%, due 11/01/31	67,307	0.0
975,889		19.313%, due 03/15/35	1,364,444	0.1
			158,755,547	7.8

		Federal National Mortgage Association: 12.3%##
456,691		2.212%, due 04/01/35	481,528	0.0
24,583,000	W	2.500%, due 07/25/27	24,728,962	1.2
4,991,257		3.000%, due 10/01/27	5,181,434	0.3
11,964,971	ˆ	3.000%, due 10/25/32	1,577,648	0.1
22,000,000	W	3.000%, due 07/25/42	21,436,250	1.1
9,167,000	W	3.500%, due 08/25/25	9,643,970	0.5
30,995,000	W	3.500%, due 04/25/42	31,459,927	1.6
2,161,691	ˆ	4.000%, due 11/01/18	141,813	0.0
20,173,000	W	4.000%, due 08/25/40	21,096,544	1.0
2,682,118		4.000%, due 12/25/40	2,539,549	0.1
4,082,257		4.000%, due 07/01/42	4,289,888	0.2
3,610,677		4.000%, due 07/01/42	3,795,444	0.2
10,268,862		4.000%, due 07/01/42	10,793,852	0.5
6,990,000	W	4.500%, due 11/15/35	7,446,535	0.4
1,173,539		4.500%, due 10/01/40	1,256,162	0.1
2,617,489		4.500%, due 11/01/40	2,801,263	0.1
4,359,299		4.500%, due 11/01/40	4,667,592	0.2
427,255		4.500%, due 12/01/40	457,689	0.0
803,678		4.500%, due 12/01/40	860,730	0.1
804,457		4.500%, due 01/01/41	861,502	0.1
1,005,843		4.500%, due 01/01/41	1,077,496	0.1
8,315,662		4.500%, due 09/01/41	8,906,555	0.4
814,228		4.500%, due 09/01/41	872,430	0.1
4,038,271		4.500%, due 10/01/41	4,330,629	0.2
2,184,521		4.500%, due 10/01/41	2,336,550	0.1
628,623		4.500%, due 10/01/41	673,554	0.0
5,449,741		4.500%, due 10/01/41	5,837,142	0.3
159,932		4.500%, due 10/01/41	171,073	0.0
1,874,704		4.500%, due 11/01/41	2,009,212	0.1
6,737,927	ˆ	5.000%, due 05/25/18	476,597	0.0
104,560		5.000%, due 12/01/23	111,188	0.0
1,385,111		5.000%, due 06/01/33	1,509,783	0.1
2,315,611		5.000%, due 07/25/34	2,391,460	0.1
2,471,864		5.000%, due 07/01/35	2,689,198	0.1
1,472,964		5.000%, due 01/01/36	1,599,364	0.1
1,938,435		5.000%, due 02/01/36	2,105,166	0.1
2,111,759		5.000%, due 07/01/36	2,296,241	0.1
7,843,108		5.000%, due 07/01/37	8,539,226	0.4
3,058,860		5.000%, due 07/01/37	3,334,259	0.2
1,911,746		5.000%, due 11/01/40	2,092,115	0.1
1,609,420		5.000%, due 02/01/41	1,745,144	0.1
992,697		5.000%, due 05/01/41	1,085,006	0.1
2,286,493		5.000%, due 06/01/41	2,496,530	0.1
3,644,081		5.000%, due 06/01/41	3,984,853	0.2
781,636		5.008%, due 07/01/35	839,371	0.0
1,871		5.500%, due 11/01/16	1,972	0.0
23,153		5.500%, due 12/01/16	24,412	0.0
2,693		5.500%, due 04/01/17	2,840	0.0
2,744		5.500%, due 01/01/18	2,895	0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING INTERMEDIATE BOND PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
79,590		5.500%, due 02/01/18	$84,243	0.0
5,497		5.500%, due 02/01/18	5,818	0.0
1,324		5.500%, due 06/01/18	1,396	0.0
18,021		5.500%, due 10/01/18	19,012	0.0
1,896,282		5.500%, due 03/01/37	2,070,017	0.1
14,421,440	ˆ	5.500%, due 11/25/40	2,201,848	0.1
21,293		6.000%, due 06/01/16	22,422	0.0
518		6.000%, due 08/01/16	542	0.0
40,115		6.000%, due 08/01/16	42,026	0.0
17,365		6.000%, due 10/01/16	18,165	0.0
11,490		6.000%, due 10/01/16	12,009	0.0
9,518		6.000%, due 01/01/17	9,883	0.0
8,469		6.000%, due 01/01/17	8,860	0.0
829		6.000%, due 02/01/17	871	0.0
487		6.000%, due 02/01/17	513	0.0
8,254		6.000%, due 02/01/17	8,652	0.0
260		6.000%, due 03/01/17	273	0.0
9,083		6.000%, due 04/01/17	9,523	0.0
16,773		6.000%, due 04/01/17	17,530	0.0
27,125		6.000%, due 04/01/17	28,736	0.0
11,311		6.000%, due 04/01/17	11,915	0.0
10,928		6.000%, due 05/01/17	11,495	0.0
36,422		6.000%, due 05/01/17	38,280	0.0
8,544		6.000%, due 05/01/17	9,001	0.0
22,608		6.000%, due 05/01/17	23,835	0.0
5,386		6.000%, due 06/01/17	5,664	0.0
37,547		6.000%, due 06/01/17	39,518	0.0
14,773		6.000%, due 07/01/17	15,562	0.0
4,263		6.000%, due 07/01/17	4,280	0.0
18,049		6.000%, due 08/01/17	19,053	0.0
16,902		6.000%, due 08/01/17	17,967	0.0
14,204		6.000%, due 08/01/17	14,844	0.0
166,806		6.000%, due 09/01/17	176,854	0.0
52,588		6.000%, due 09/01/17	55,947	0.0
1,680		6.000%, due 10/01/17	1,777	0.0
45,997		6.000%, due 11/01/17	48,553	0.0
1,701		6.000%, due 02/01/18	1,807	0.0
44,592		6.000%, due 04/01/18	47,075	0.0
13,904		6.000%, due 09/01/18	14,848	0.0
16,486		6.000%, due 10/01/18	17,641	0.0
11,034		6.000%, due 11/01/18	11,787	0.0
1,467,612		6.000%, due 07/25/29	1,630,689	0.1
623,972		6.000%, due 07/25/29	693,307	0.0
1,141,278		6.000%, due 04/25/31	1,278,924	0.1
2,167,332	ˆ	6.000%, due 08/25/33	383,245	0.0
231,635		6.000%, due 08/01/34	253,468	0.0
195,050		6.000%, due 03/01/36	215,483	0.0
376,346		6.000%, due 09/01/36	411,417	0.0
339,644		6.000%, due 09/01/36	371,494	0.0
157,555		6.000%, due 03/01/37	172,238	0.0
140,040		6.000%, due 07/01/37	153,090	0.0
189,860		6.000%, due 08/01/37	207,711	0.0
734,353		6.000%, due 12/01/37	803,240	0.0
1,409,577		6.000%, due 02/01/38	1,538,512	0.1
80,629		6.000%, due 10/01/38	88,004	0.0
8,502,324	ˆ	6.271%, due 02/25/42	1,553,007	0.1
13,676		6.500%, due 04/01/27	15,175	0.0
16,807		6.500%, due 02/01/28	18,630	0.0
34,598		6.500%, due 01/01/32	39,922	0.0
25,368		6.500%, due 09/01/32	28,091	0.0
62,999		6.500%, due 10/01/32	70,888	0.0
53,072		6.500%, due 10/01/32	59,301	0.0
3,240,763	ˆ	6.521%, due 08/25/26	421,894	0.0
10,847,936	ˆ	6.561%, due 01/25/37	1,858,347	0.1
25,855,194	ˆ	6.571%, due 10/25/35	4,491,748	0.2
4,372		7.000%, due 08/01/25	4,904	0.0
1,914		7.000%, due 11/01/25	1,972	0.0
16,037		7.000%, due 12/01/25	17,345	0.0
2,097		7.000%, due 12/01/25	2,188	0.0
6,057		7.000%, due 02/01/26	6,734	0.0
21,089		7.000%, due 02/01/26	21,484	0.0
15,185		7.000%, due 03/01/26	17,057	0.0
11,912		7.000%, due 03/01/26	12,124	0.0
35,945		7.000%, due 03/01/26	40,285	0.0
6,088		7.000%, due 03/01/26	6,354	0.0
2,598		7.000%, due 12/01/27	2,924	0.0
20,076		7.000%, due 06/01/31	20,850	0.0
1,052,269		7.000%, due 03/01/38	1,182,822	0.1
1,241,492		7.000%, due 04/01/38	1,504,460	0.1
3,361		7.500%, due 11/01/29	3,840	0.0
31,914		7.500%, due 10/01/30	36,334	0.0
60,941		7.500%, due 11/01/30	65,182	0.0
28,507		7.500%, due 09/01/31	34,015	0.0
49,775		10.000%, due 02/25/19	55,964	0.0
2,410,219		15.053%, due 03/25/38	2,851,590	0.1
258,828		23.285%, due 07/25/35	271,805	0.0
904,273		24.454%, due 01/25/35	1,253,036	0.1
228,214		27.885%, due 02/25/34	328,310	0.0
813,471		32.556%, due 11/25/36	1,256,281	0.1
			249,966,270	12.3

		Government National Mortgage Association: 3.4%
48,354		1.625%, due 04/20/28	50,424	0.0
27,434		1.625%, due 12/20/29	28,537	0.0
1,094,330		1.625%, due 02/20/30	1,140,613	0.1
8,631,000	W	3.000%, due 06/15/42	8,510,975	0.4
17,229,045	ˆ	4.000%, due 08/16/26	2,215,385	0.1
3,622,059		4.000%, due 11/20/40	3,846,244	0.2
1,961,678		4.000%, due 10/20/41	1,981,871	0.1
13,699,587	ˆ	4.500%, due 12/20/37	1,565,974	0.1
6,400,000		4.500%, due 03/15/39	6,872,000	0.3
5,674,786		4.500%, due 08/20/41	6,141,364	0.3
3,044,481		4.750%, due 05/20/39	3,264,926	0.2
16,498,422	ˆ	5.000%, due 06/16/39	673,457	0.0
5,126,834	ˆ	5.000%, due 11/20/39	809,201	0.0
6,915,188	ˆ	5.000%, due 10/20/40	1,076,462	0.1
4,213,302		5.140%, due 10/20/60	4,697,781	0.2
2,769,772		5.288%, due 10/20/60	3,103,344	0.1
2,845,342		5.500%, due 09/15/39	3,132,337	0.2
1,552,302		5.500%, due 03/20/60	1,744,514	0.1
11,124,368	ˆ	5.670%, due 06/20/40	1,783,772	0.1
9,983,869	ˆ	6.020%, due 06/20/38	999,624	0.0
16,051,001	ˆ	6.020%, due 04/20/39	2,133,753	0.1
11,417,769	ˆ	6.120%, due 05/20/39	1,257,523	0.1
8,020,463	ˆ	6.220%, due 04/20/38	1,089,609	0.1
5,003,359	ˆ	6.318%, due 05/16/38	706,670	0.0
13,160,174	ˆ	6.318%, due 01/16/39	2,468,304	0.1
8,826,669	ˆ	6.468%, due 09/16/40	1,643,588	0.1
779,161		6.500%, due 09/16/38	885,609	0.0
3,788,538	ˆ	6.588%, due 02/16/35	718,289	0.0
10,159,712	ˆ	6.816%, due 04/20/36	1,170,104	0.1
260,885		7.000%, due 05/16/32	297,762	0.0
1,298,745		21.465%, due 03/20/37	1,829,470	0.1
826,837		24.632%, due 04/16/37	1,158,969	0.1
			68,998,455	3.4

		Total U.S. Government Agency Obligations (Cost $454,374,957)	477,720,272	23.5

FOREIGN GOVERNMENT BONDS: 3.3%
EUR 8,013,000		Ireland Government Bond, 5.400%, 03/13/25	11,885,903	0.6
EUR 17,466,000		Italy Buoni Poliennali Del Tesoro, 3.500%, 06/01/18	23,904,163	1.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING INTERMEDIATE BOND PORTFOLIO

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
EUR 13,088,000		Italy Buoni Poliennali Del Tesoro, 4.250%, 03/01/20	18,287,009	0.9
EUR 2,390,000	#	Portugal Obrigacoes do Tesouro OT, 4.350%, 10/16/17	3,063,580	0.1
EUR 7,683,000	#	Portugal Obrigacoes do Tesouro OT, 5.650%, 02/15/24	9,437,488	0.5

		Total Foreign Government Bonds (Cost $65,975,895)	66,578,143	3.3

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: 0.6%
		Financials: 0.6%
55,309	P	The Bank of New York Mellon Corp.	1,111,711	0.0
73,459	P	Discover Financial Services	1,727,755	0.1
98,325	P	Goldman Sachs Group, Inc.	2,206,413	0.1
115,957	P	PNC Financial Services Group, Inc.	2,926,755	0.1
54,686	P	US Bancorp	1,421,289	0.1
140,000	P	Wells Fargo & Co.	3,341,800	0.2

		Total Preferred Stock (Cost $13,449,198)	12,735,723	0.6

INVESTMENT COMPANIES: 13.4%
		Affiliated Investment Companies: 13.4%
4,256,387		ING Emerging Markets Corporate Debt Fund — Class P	41,329,523	2.0
10,445,147		ING Emerging Markets Hard Currency Sovereign Debt Fund — Class P	97,348,766	4.8
5,495,122		ING Emerging Markets Local Currency Debt Fund — Class P	50,060,561	2.4
1,038,797		ING Floating Rate Fund — Class P	10,574,950	0.5
3,394,416		ING High Yield Bond Fund — Class P	27,698,434	1.4
4,473,902		ING Investment Grade Credit Fund — Class P	46,483,841	2.3

		Total Investment Companies (Cost $288,674,248)	273,496,075	13.4

		Total Long-Term Investments (Cost $2,116,467,825)	2,131,742,846	104.8

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.3%
		Commercial Paper: 0.5%
2,500,000		Pacific Gas & Electric, 0.190%, 10/01/13	2,499,987	0.1
7,000,000		United Health, 0.140%, 10/01/13	6,999,973	0.4
			9,499,960	0.5

		Securities Lending Collateralcc(1): 0.6%
2,926,508		Citigroup, Inc., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $2,926,514, collateralized by various U.S. Government Agency Obligations, 0.000%–4.875%, Market Value plus accrued interest $2,985,048, due 07/28/14–07/18/33)	2,926,508	0.2
2,926,508		Deutsche Bank AG, Repurchase Agreement dated 09/30/13, 0.15%, due 10/01/13 (Repurchase Amount $2,926,520, collateralized by various U.S. Government Agency Obligations, 2.000%–8.000%, Market Value plus accrued interest $2,985,038, due 04/15/18–07/15/53)	2,926,508	0.1
2,926,508		JPMorgan Chase & Co., Repurchase Agreement dated 09/30/13, 0.07%, due 10/01/13 (Repurchase Amount $2,926,514, collateralized by various U.S. Government Agency Obligations, 2.000%–5.500%, Market Value plus accrued interest $2,985,070, due 03/01/23–07/01/43)	2,926,508	0.1
2,926,508		Morgan Stanley, Repurchase Agreement dated 09/30/13, 0.06%, due 10/01/13 (Repurchase Amount $2,926,513, collateralized by various U.S. Government Agency Obligations, 0.000%–8.500%, Market Value plus accrued interest $2,985,039, due 11/20/13–11/01/47)	2,926,508	0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING INTERMEDIATE BOND PORTFOLIO

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
615,840	UBS Warburg LLC, Repurchase Agreement dated 09/30/13, 0.04%, due 10/01/13 (Repurchase Amount $615,841, collateralized by various U.S. Government Securities, 0.000%–11.250%, Market Value plus accrued interest $628,158, due 10/15/13–02/15/43)	$615,840	0.0
		12,321,872	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
4,888,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%†† (Cost $4,888,000)	4,888,000	0.2

	Total Short-Term Investments (Cost $26,709,872)	26,709,832	1.3

	Total Investments in Securities (Cost $2,143,177,697)	$2,158,452,678	106.1
	Liabilities in Excess of Other Assets	(123,339,044)	(6.1)
	Net Assets	$2,035,113,634	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of September 30, 2013.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

L	Loaned security, a portion or all of the security is on loan at September 30, 2013.

±	Defaulted security

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

EUR	EU Euro

Cost for federal income tax purposes is $2,145,503,767.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$57,831,780
Gross Unrealized Depreciation	(44,882,869)
Net Unrealized Appreciation	$12,948,911

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING INTERMEDIATE BOND PORTFOLIO

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2013
Asset Table
Investments, at fair value
Preferred Stock	$12,735,723	$—	$—	$12,735,723
Corporate Bonds/Notes	—	520,872,487	—	520,872,487
Collateralized Mortgage Obligations	—	322,288,980	4,374,097	326,663,077
Short-Term Investments	4,888,000	21,821,832	—	26,709,832
U.S. Treasury Obligations	—	257,360,455	—	257,360,455
Foreign Government Bonds	—	66,578,143	—	66,578,143
Investment Companies	273,496,075	—	—	273,496,075
Asset-Backed Securities	—	184,719,247	11,597,367	196,316,614
U.S. Government Agency Obligations	—	477,720,272	—	477,720,272
Total Investments, at fair value	$291,119,798	$1,851,361,416	$15,971,464	$2,158,452,678
Other Financial Instruments+
Futures	963,399	—	—	963,399
Forward Foreign Currency Contracts	—	453,927	—	453,927
Total Assets	$292,083,197	$1,851,815,343	$15,971,464	$2,159,870,004
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(6,719,404)	$—	$(6,719,404)
Futures	(1,011,326)	—	—	(1,011,326)
Forward Foreign Currency Contracts	—	(1,759,143)	—	(1,759,143)
Total Liabilities	$(1,011,326)	$(8,478,547)	$—	$(9,489,873)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 9/30/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Emerging Markets Corporate Debt Fund — Class P	$65,302,417	$471,352	$(20,355,405)	$(4,088,841)	$41,329,523	$2,031,324	$1,119,595	$—
ING Emerging Markets Hard Currency Sovereign Debt Fund — Class P	107,201,338	1,367,791	—	(11,220,363)	97,348,766	4,001,999	—	—
ING Emerging Markets Local Currency Debt Fund — Class P	83,280,000	—	(25,048,781)	(8,170,658)	50,060,561	2,373,600	626,220	—
ING Floating Rate Fund — Class P	—	10,605,955	—	(31,005)	10,574,950	105,986	—	—
ING High Yield Bond Fund — Class P	—	28,000,192	(1)	(301,757)	27,698,434	410,095	—	—
ING Investment Grade Credit Fund — Class P	—	46,969,731	—	(485,890)	46,483,841	494,652	—	—
	$255,783,755	$87,415,021	$(45,404,187)	$(24,298,514)	$273,496,075	$9,417,656	$1,745,815	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING INTERMEDIATE BOND PORTFOLIO

At September 30, 2013, the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	2,789,705	Buy	12/13/13	$3,775,478	$3,774,769	$(709)
Deutsche Bank AG	Chinese Offshore Yuan	35,546,565	Buy	01/14/14	5,645,000	5,787,082	142,082
Deutsche Bank AG	Chinese Offshore Yuan	2,672,177	Buy	01/14/14	428,597	435,038	6,441
Deutsche Bank AG	Czech Koruna	15,217,477	Buy	12/13/13	786,901	801,770	14,869
Deutsche Bank AG	South Korean Won	1,305,178,470	Buy	12/13/13	1,163,779	1,208,896	45,117
Deutsche Bank AG	Singapore Dollar	960,891	Buy	12/13/13	752,870	765,988	13,118
Deutsche Bank AG	Chinese Offshore Yuan	1,781,258	Buy	01/14/14	287,000	289,994	2,994
							$223,912
Barclays Bank PLC	EU Euro	53,846,282	Sell	12/13/13	$71,898,732	$72,859,766	$(961,034)
Barclays Bank PLC	Colombian Peso	5,539,002,950	Sell	10/04/13	2,849,281	2,905,101	(55,820)
Barclays Bank PLC	Indian Rupee	45,436,038	Sell	12/13/13	692,411	711,512	(19,101)
Barclays Bank PLC	Peruvian Nuevo Sol	5,461,503	Sell	12/13/13	1,922,388	1,944,156	(21,768)
Barclays Bank PLC	Malaysian Ringgit	16,820,052	Sell	12/13/13	5,066,739	5,136,290	(69,551)
Citigroup, Inc.	Mexican Peso	65,707,552	Sell	10/04/13	5,038,845	5,018,941	19,904
Citigroup, Inc.	Philippine Peso	25,044,644	Sell	12/13/13	576,933	575,184	1,749
Citigroup, Inc.	South African Rand	47,731,665	Sell	12/13/13	4,617,555	4,702,949	(85,394)
Citigroup, Inc.	Thai Baht	117,833,548	Sell	12/13/13	3,727,141	3,750,562	(23,421)
Citigroup, Inc.	Romanian New Leu	1,951,487	Sell	12/13/13	578,304	589,640	(11,336)
Deutsche Bank AG	Chinese Offshore Yuan	40,000,000	Sell	01/14/14	6,345,681	6,512,114	(166,433)
Deutsche Bank AG	Brazilian Real	8,247,104	Sell	12/13/13	3,582,582	3,660,179	(77,597)
Deutsche Bank AG	Indonesian Rupiah	52,884,352,940	Sell	12/13/13	4,598,639	4,507,016	91,623
Deutsche Bank AG	Polish Zloty	11,484,194	Sell	12/13/13	3,579,861	3,661,567	(81,706)
Deutsche Bank AG	Turkish Lira	9,829,816	Sell	12/13/13	4,918,843	4,802,813	116,030
Deutsche Bank AG	Russian Ruble	186,156,369	Sell	12/13/13	5,551,107	5,671,359	(120,252)
Deutsche Bank AG	Chilean Peso	200,893,440	Sell	12/13/13	383,384	393,921	(10,537)
JPMorgan Chase & Co.	Hungarian Forint	720,846,235	Sell	12/13/13	3,207,467	3,261,951	(54,484)
							$(1,529,128)

ING Intermediate Bond Portfolio Open Futures Contracts on September 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	374	12/19/13	$47,270,096	$427,442
U.S. Treasury 2-Year Note	693	12/31/13	152,644,075	411,295
U.S. Treasury 5-Year Note	133	12/31/13	16,099,235	60,259
U.S. Treasury Long Bond	40	12/19/13	5,335,000	(100)
U.S. Treasury Ultra Long Bond	58	12/19/13	8,241,437	64,403
			$229,589,843	$963,299
Short Contracts
Euro-Bund	(268)	12/06/13	(50,940,231)	(1,011,226)
			$(50,940,231)	$(1,011,226)

PORTFOLIO OF INVESTMENTS
as of September 30, 2013 (Unaudited) (Continued)

ING INTERMEDIATE BOND PORTFOLIO

ING Intermediate Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on September 30, 2013:

Credit Default Swaps on Credit Indices — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.19	Buy	(5.000)	06/20/18	USD 9,228,000	$(735,644)	$(730,242)	$(5,402)
HSBC	CDX.EM.19	Buy	(5.000)	06/20/18	USD 12,061,000	(961,486)	(957,952)	(3,534)
Citigroup, Inc.	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD 63,000,000	(5,022,274)	(5,059,539)	37,265
						$(6,719,404)	$(6,747,733)	$28,329

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments
Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$453,927
Interest rate contracts	Futures contracts	963,399
Total Asset Derivatives		$1,417,326

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1,759,143
Interest rate contracts	Futures contracts	1,011,326
Credit contracts	Credit default swaps	6,719,404
Total Liability Derivatives		$9,489,873

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	HSBC	Totals
Assets:
Forward foreign currency contracts	$—	$21,653	$432,274	$—	$453,927
Total Assets	$—	$21,653	$432,274	$—	$453,927
Liabilities:
Credit default swaps	$—	$5,022,274	$735,644	$961,486	$6,719,404
Forward foreign currency contracts	1,127,983	120,151	511,009	—	1,759,143
Total Liabilities	$1,127,983	$5,142,425	$1,246,653	$961,486	$8,478,547
Net OTC derivative instruments by counterparty, at fair value	$(1,127,983)	$(5,120,772)	$(814,379)	$(961,486)	(8,024,620)
Total collateral pledged by Portfolio/(Received from counterparty)	$1,070,000	$5,918,000	$1,450,000	$940,000	$9,378,000
Net Exposure(1)	$(57,983)	$797,228	$635,621	$(21,486)	$1,353,380

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Intermediate Bond Portfolio
By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	November 25, 2013

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	November 25, 2013